EQ ADVISORS TRUSTSM – TACTICAL MANAGER PORTFOLIOS

SUPPLEMENT DATED OCTOBER 1, 2011 TO THE PROSPECTUS DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus dated May 1, 2011, as supplemented of EQ Advisors Trust (the "Trust") regarding the ATM Core Bond Portfolio and the ATM Government Bond Portfolio ("Portfolios"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information about (i) changes to each Portfolio's investment strategy, (ii) a name change to each Portfolio; (iii) the removal of certain of the Trust's portfolio managers (iv) changes to the Portfolios' management fee and administrative fee.

Information Regarding

ATM Core Bond Portfolio

The name of the Portfolio has changed to "EQ/AllianceBernstein Short-Term Bond Portfolio." Therefore, all references to "ATM Core Bond Portfolio" are deleted in their entirety.

Information regarding the section entitled " ATM Core Bond Portfolio – Class IA and Class IB Shares – Fees and Expenses of the Portfolio" is deleted in its entirety and replaced with the following information:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts ("Contracts"), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses:

Shareholder Fees

(fees paid directly from your investment)

Not applicable.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Short-Term

Bond Portfolio

	Class IA Shares	Class IB Shares
Management Fee	0.45%	0.45%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.59%	0.84%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expense remain the same. The Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$60	$189	$329	$738
Class IB Shares	$86	$268	$466	$1,037

The first five paragraphs in the section entitled "Investments, Risks and Performance – Principal Investment Strategy" are deleted in their entirety and replaced with the following:

Principal Investment Strategy: Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in debt securities and financial instruments that derive their value from debt securities. This policy may not be changed without providing at least sixty days' written notice to the Portfolio's shareholders. Debt securities represent an issuer's obligation to repay a loan of money that generally pays interest to the holder. Bonds, notes and debentures are examples of debt securities. Futures and options contracts on debt securities and shares of other investment companies that invest substantially all of their assets in debt securities are examples of financial instruments that derive their value from debt securities. The Portfolio will invest principally in investment grade debt securities (i.e., those debt securities that are rated at least BBB by Standard & Poor's Ratings Services or Fitch Ratings Ltd. or Baa by Moody's Investors Services, Inc.) and financial instruments that derive their value from such securities.

The Portfolio generally is divided into two portions, one of which utilizes a passive investment index style focused on debt securities and a second of which utilizes futures and options to tactically manage the Portfolio's duration based on the adviser's expectation regarding interest rate movements. The combination of these strategies is intended to produce better risk-adjusted returns over time than investing exclusively in a passively managed portfolio of securities.

The adviser ("Adviser") generally allocates approximately 50% of the Portfolio's net assets to a portion of the Portfolio (the "Index Allocated Portion") that seeks to track the performance (before fees and expenses) of the Barclays Capital Intermediate U.S. Government/Credit Index (the "Intermediate Government Credit Index") with minimal tracking error. This percentage may deviate from 0% to 100% of the Portfolio's net assets depending on the Manager's projection of interest rate movements. The Intermediate Government Credit Index covers the U.S. dollar denominated, investment grade, fixed-rate, taxable bond market, including U.S. Treasury and government-related, corporate, credit and agency fixed-rate debt securities.

Generally, with respect to the Index Allocated Portion, the Adviser will employ a stratified sample approach to build a portfolio whose broad characteristics match those of the Intermediate Government Credit Index. Individual securities holdings may differ from those of the Intermediate Government Credit Index, and the Index Allocated Portion may not track the performance of the Intermediate Government Credit Index perfectly due to Portfolio expenses and transaction costs, the size and frequency of cash flow into and out of the Portfolio, and differences between how and when the Portfolio and the Intermediate Government Credit Index are valued. The Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide exposure to a fixed income securities index instead of investing directly in fixed income securities. In addition, the Adviser may invest the Portfolio's assets in exchange-traded funds ("ETFs") that seek to track a fixed income securities index instead of the Portfolio investing directly in fixed income securities. The Portfolio may invest up to 15% of its net assets in illiquid securities.

The other portion of the Portfolio invests in futures and options contracts, including contracts on individual securities or securities indices, and other strategies to manage the Portfolio's exposure to the risk of losses on the Portfolio's investments in debt securities due to changes in interest rates. In general, when interest rates rise, the value of the Portfolio's debt securities will decline. Conversely, when interest rates decline, the value of the Portfolio's debt securities generally will rise. During periods when the Adviser believes that interest rates are likely to rise, this portion of the Portfolio may implement strategies that are intended to reduce the Portfolio's "duration" and, therefore, the risk of market losses from investing in bonds during a rising interest rate environment. Duration measures the sensitivity of the value of a bond or bond portfolio to changes in interest rates. Typically, a bond portfolio with a low (short) duration means that its value is less sensitive to interest rate changes, while a bond portfolio with a high (long) duration is more sensitive. It is anticipated that the Portfolio's duration will be approximately equal to that of the Intermediate Government Credit Index during periods when the model indicates that interest rates will remain relatively stable or decrease. As of August 31, 2011, the average duration of the Intermediate Government Credit Index was 3.96 years. During periods when the model indicates that interest rates are likely to rise, it is anticipated that the Portfolio will decrease its duration, including at times to less than one year. The Portfolio may reduce its duration by using a variety of strategies, including selling its long futures positions, entering into short futures positions, or increasing cash levels, or a combination of all of these strategies. It is anticipated that this portion of the Portfolio generally will invest in futures contracts on debt securities issued by the U.S. government or its agencies or instrumentalities (which may be of any maturity) in connection with implementing its investment strategy, but this portion of the Portfolio also may invest in futures contracts on other types of fixed income securities or indexes. Although these strategies are intended to reduce the overall risk of investing in the Portfolio, they may result in periods of underperformance, which may include periods when the model indicates that interest rates are likely to increase, but instead remain stable or decrease.

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Information Regarding

ATM Government Bond Portfolio

The name of the Portfolio has changed to "EQ/AllianceBernstein Short-Term Government Bond Portfolio." Therefore, all references to "ATM Government Bond Portfolio" are deleted in their entirety.

Information regarding the section entitled " ATM Government Bond Portfolio – Class IA and Class IB Shares – Fees and Expenses of the Portfolio" is deleted in its entirety and replaced with the following information:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts ("Contracts"), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses:

Shareholder Fees

(fees paid directly from your investment)

Not applicable.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Short-Term

Government Bond Portfolio

	Class IA Shares	Class IB Shares
Management Fee	0.45%	0.45%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.59%	0.84%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expense remain the same. The Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$60	$189	$329	$738
Class IB Shares	$86	$268	$466	$1,037

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The first five paragraphs of the section entitled "Investments, Risks and Performance – Principal Investment Strategy" are deleted in their entirety and replaced with the following:

Principal Investment Strategy: Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in debt securities issued by the U.S. Government and its agencies and instrumentalities and financial instruments that derive their value from such securities. This policy may not be changed without providing at least sixty days' written notice to the Portfolio's shareholders. Debt securities represent an issuer's obligation to repay a loan of money that generally pays interest to the holder. Bonds, notes and debentures are examples of debt securities. Futures and options contracts on debt securities and shares of other investment companies that invest substantially all of their assets in debt securities are examples of financial instruments that derive their value from debt securities.

The Portfolio generally is divided into two portions, one of which utilizes a passive investment index style focused on debt securities and a second of which utilizes futures and options to tactically manage the Portfolio's exposure to the risk of losses due to changes in interest rates based on the adviser's expectations of interest rate movements. The combination of these strategies is intended to produce better risk-adjusted returns over time than investing exclusively in a passively managed portfolio of securities.

The sub-adviser ("Adviser") generally allocates approximately 50% of the Portfolio's net assets to a portion of the Portfolio (the "Index Allocated Portion") that seeks to track the performance (before fees and expenses) of the Barclays Capital Intermediate U.S. Government Bond Index (the "Intermediate Government Bond Index") with minimal tracking error. This percentage may deviate from 0% to 100% of the Portfolio's net assets depending on the adviser's projection of interest rate movements. The Intermediate Government Bond Index is an unmanaged index that measures the performance of securities consisting of all U.S. Treasury and agency securities with remaining maturities from one to ten years and issue amounts of at least $250 million outstanding, which may include zero-coupon securities.

Generally, with respect to the Index Allocated Portion, the Adviser will employ a stratified sample approach to build a portfolio whose broad characteristics match those of the Intermediate Government Bond Index. Individual securities holdings may differ from those of the Intermediate Government Bond Index, and the Index Allocated Portion may not track the performance of the Intermediate Government Bond Index perfectly due to Portfolio expenses and transaction costs, the size and frequency of cash flow into and out of the Portfolio, and differences between how and when the Portfolio and the Intermediate Government Bond Index are valued. The Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide exposure to a fixed income securities index instead of investing directly in fixed income securities. In addition, the Adviser may invest the Portfolio's assets in exchange-traded funds ("ETFs") that seek to track a fixed income securities index instead of the Portfolio investing directly in fixed income securities. The Portfolio may invest up to 15% of its net assets in illiquid securities.

The other portion of the Portfolio invests in futures and options contracts, including contracts on individual securities or securities indices, and other strategies to manage the Portfolio's exposure to the risk of losses on the Portfolio's investments in debt securities due to changes in interest rates. In general, when interest rates rise, the value of the Portfolio's debt securities will decline. Conversely, when interest rates decline, the value of the Portfolio's debt securities generally will rise. During periods when the Adviser believes that interest rates are likely to rise, this portion of the Portfolio may implement strategies that are intended to reduce the Portfolio's "duration" and, therefore, the risk of market losses from investing in bonds during a rising interest rate environment. Duration measures the sensitivity of the value of a bond or bond portfolio to changes in interest rates. Typically, a bond portfolio with a low (short) duration means that its value is less sensitive to interest rate changes, while a bond portfolio with a high (long) duration is more sensitive. It is anticipated that the Portfolio's duration will be approximately equal to that of the Intermediate Government Bond Index during periods when the model indicates that interest rates will remain relatively stable or decrease. As of August 31, 2011, the average duration of the Intermediate Government Bond Index was 3.75 years. However, the Portfolio's overall duration may range from 0 to 5 years. During periods when the model indicates that interest rates are likely to rise, it is anticipated that the Portfolio will decrease its duration, including at times to less than one year. The Portfolio may reduce its duration by using a variety of strategies, including selling its long futures positions, entering into short futures positions, or increasing cash levels, or a combination of all of these strategies. It is anticipated that this portion of the Portfolio generally will invest in futures contracts on debt securities issued by the U.S. government or its agencies or instrumentalities (which may be of any maturity) in connection with implementing its investment strategy, but this portion of the Portfolio also may invest in futures contracts on other types of fixed income securities or indexes. Although these strategies are intended to reduce the overall risk of investing in the Portfolio, they may result in periods of underperformance, which may include periods when the model indicates that interest rates are likely to increase, but instead remain stable or decrease.

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